Employee Benefit Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Retirement Benefits [Abstract]
Employer matching contribution for 401(k) defined compensation plan, percent of match (up to)	6.00%
Employer matching contributions	$ 19.0	$ 16.8	$ 16.3
Employer matching contribution for deferred compensation plan, percent of match (up to)	6.00%